Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 11,476	$ 12,761
Finished goods, net	713,315	747,849
Total	$ 724,791	$ 760,610